Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance, Shares at Nov. 30, 2018		18,252,243
Balance, Amount at Nov. 30, 2018	$ 4,102,307	$ 44,327,952	$ 45,110,873	$ 284,421	$ (85,620,939)
Stock Options To Employees (note 11)	264,568	$ 0	264,568	0	0
Shares Issued Upon Exercise Of 2018 Pre-funded Warrants (note 14), Shares		3,823,334
Shares Issued Upon Exercise Of 2018 Pre-funded Warrants (note 14), Amount	27,953	$ 1,007,658	(979,705)	0	0
Shares Issued Upon Exercise Of Dsus (note 12), Shares		10,279
Shares Issued Upon Exercise Of Dsus (note 12), Amount	0	$ 225,612	(225,612)	0	0
Beneficial Conversion Feature Related To Debentures (note 7)	8,639	0	8,639	0	0
Deferred Tax Expense Related To Beneficial Conversion Feature (note 15)	(11,042)	0	(11,042)	0	0
Net Loss	(8,084,646)	$ 0	0	0	(8,084,646)
Balance, Shares at Nov. 30, 2019		22,085,856
Balance, Amount at Nov. 30, 2019	(3,692,221)	$ 45,561,222	44,167,721	284,421	(93,705,585)
Stock Options To Employees (note 11)	71,645	$ 0	71,645	0	0
Shares Issued Upon Exercise Of 2018 Pre-funded Warrants (note 14), Shares		1,592,249
Shares Issued Upon Exercise Of 2018 Pre-funded Warrants (note 14), Amount	0	$ 583,180	(583,180)	0	0
Beneficial Conversion Feature Related To Debentures (note 7)	697,952	0	697,952	0	0
Net Loss	(3,390,965)	$ 0	0	0	(3,390,965)
Balance, Shares at Nov. 30, 2020		23,678,105
Balance, Amount at Nov. 30, 2020	(6,313,589)	$ 46,144,402	44,354,138	284,421	(97,096,550)
Stock Options To Employees (note 11)	11,985	0	11,985	0	0
Beneficial Conversion Feature Related To Debentures (note 7)	354,167	0	354,167	0	0
Deferred Tax Expense Related To Beneficial Conversion Feature (note 15)	(93,854)	0	(93,854)	0	0
Net Loss	(5,145,155)	$ 0	0	0	(5,145,155)
Proceeds From Private Placemtn Financing (note 10), Shares		9,414,560
Proceeds From Private Placemtn Financing (note 10), Amount	3,069,448	$ 3,069,448	0	0	0
Cost Of Private Placement Financing (note 10)	(38,220)	$ (38,220)	0	0	0
Balance, Shares at Nov. 30, 2021		33,092,665
Balance, Amount at Nov. 30, 2021	$ (8,155,218)	$ 49,175,630	$ 44,626,436	$ 284,421	$ (102,241,705)